Financial Instruments and Risk Management (Details 1) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Concentration Risk [Line Items]
Cash	6,216	16,063	9,934	13,382
Other receivables, net	8,104	19,481
Long-term receivable	836	460
Assets	164,585	202,444
Credit Risk Maximum Exposure [Member]
Concentration Risk [Line Items]
Cash	11,458	19,139
Consumer advances receivable, net	25,592	32,440
Other receivables, net	8,104	19,481
Long-term receivable	836	460
Assets	45,990	71,520